UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-23c-3

Notification of Repurchase Offer

Pursuant to Rule 23c-3

1. Investment Company Act File Number: 811-22572

Date of Notification: June 17, 2019

2. Exact name of Investment Company as specified in registration statement:

Destra Multi-Alternative Fund

3. Address of principal executive office: (number, street, city, state, zip code)

Destra Multi-Alternative Fund

c/o Destra Capital Advisors LLC

444 West Lake Street, Suite 1700

Chicago, IL 60606

4. Check one of the following:

  [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

  [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

  [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By: /s/ Robert A. Watson

Robert A. Watson

Principal Executive Officer

DESTRA MULTI-ALTERNATIVE FUND

If you do not wish to sell shares at this time, please disregard this Notice.

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

June 17, 2019

Dear Destra Multi-Alternative Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Destra Multi-Alternative Fund (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity.

The repurchase offer period will begin on June 17, 2019 and end on July 18, 2019. If you wish to redeem shares, please contact your financial consultant.

All repurchase requests must be completed in proper form and received by Destra Multi-Alternative Fund by 4:00 p.m., Eastern Time, on Thursday, July 18, 2019 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Destra Multi-Alternative Fund

DESTRA MULTI-ALTERNATIVE FUND

REPURCHASE OFFER

1.       The Offer. Destra Multi-Alternative Fund ("Fund") is offering to repurchase, for cash, up to five percent (5%) of its issued and outstanding shares (the “Repurchase Offer Amount”) at a price equal to the net asset value ("NAV") as of the close of regular business hours on the New York Stock Exchange on the Repurchase Pricing Date (defined below). The purpose of this offer is to provide a level of liquidity to shareholders since no secondary market exists for these shares. This offer is not conditioned on the tender of any minimum number of shares. This offer is made subject to the terms and conditions made in this Repurchase Offer, the Fund's prospectus and statement of additional information, and the related Repurchase Request Form.

2.       Net Asset Value. The per share NAV of the Fund on June 10, 2019 was $13.46 for Class A, $13.02 for Class C, $13.68 for Class I and $13.16 for Class L. The NAV at which the Fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate. Therefore, the NAV on the Repurchase Pricing Date may be higher or lower than the NAV stated above or the date on which you return your Repurchase Request Form. The current NAV may be obtained by calling 1-855-601-3841 and asking for the most recent price. The shares of the Fund are not traded on any organized market or securities exchange.

3.       Repurchase Request Offer Period and Repurchase Request Deadline. This quarter’s Repurchase Offer period begins on June 17, 2019. All Repurchase Request Forms must be received in proper form by 4:00 p.m., Eastern Time, on July 18, 2019 (the “Repurchase Request Deadline). The Repurchase Request Deadline will be strictly observed.

4.       Repurchase Pricing Date. The NAV used to calculate the repurchase price will be determined on July 18, 2019 (the “Repurchase Pricing Date”). This may be higher or lower than the NAV on the date on which you return your Repurchase Request Form.

5.       Payment for Shares Repurchased. The Fund will pay repurchase proceeds within seven (7) calendar days from the Repurchase Pricing Date.

6.       Withdrawal Charges. The Fund does not currently charge any contingent deferred sales charges or any handling or processing fees for repurchases of shares. Your financial advisor, broker or nominee may charge a transaction fee in connection with submitting a repurchase request. Please check the Fund’s prospectus and consult your financial advisor, broker or nominee for more information.

7.       No Redemption Fee. No redemption fees will apply if you sell your shares pursuant to the Fund’s quarterly repurchase program.

8.       Increase in Number of Shares Repurchased; Pro Rata Repurchase. If shareholders tender for repurchase more than the shares that Fund is offering to repurchase, the Fund may, but is not required to, increase the number of shares that the Fund is offering to repurchase by up to 2% of the number of shares outstanding on the Repurchase Request Deadline. If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding shares on the Repurchase Request Deadline, the Fund will repurchase the shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their shares, before prorating other amounts tendered. There can be no assurance that the Fund will be able to repurchase all of the shares that you tender even if you tender all the shares that you own. In the event of an oversubscribed offer, you may be unable to liquidate some or all of your investment at NAV. You may have to wait until a subsequent quarterly repurchase offer to tender shares that the Fund was unable to repurchase, and you would be subject to the risk of NAV fluctuations during that time.

9.       Withdrawal or Modification. Tenders of shares may be withdrawn or modified at any time prior to the close of the New York Stock Exchange (normally the New York Stock Exchange closes at 4:00 p.m., Eastern Time, but it may close earlier on certain days) on the Repurchase Request Deadline. If your shares are held for you by your broker-dealer, or for your retirement plan by your retirement plan trustee or otherwise by a nominee, please consult such person if you wish to modify or withdraw a repurchase request. Shares properly withdrawn shall not thereafter be deemed to be tendered for purposes of the Repurchase Offer. However, withdrawn shares may be retendered by following the procedures described herein prior to the Repurchase Request Deadline. For further information regarding modifications or withdrawals of tenders, you may call 1-855-601-3841 or contact your financial advisor.

10.       Suspension or Postponement of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer only by a vote of a majority of the members of the Board of Trustees (“Board”), including a majority of the independent Trustees, and only in the following limited circumstances:

•	If the repurchase of shares would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended;

•	For any period during which the New York Stock Exchange or any other market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which such trading is restricted;
•	For any period during which an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to determine the Fund's NAV; and
•	For any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

If the Repurchase Offer is suspended or postponed, the Fund will provide notice of the suspension or postponement to each shareholder of the Fund. If the Fund renews the Repurchase Offer, the Fund will send a new notification to each shareholder with details concerning the terms and conditions of the renewed Repurchase Offer.

11.       Tax Consequences. You should review the tax information in the Fund's prospectus and statement of additional information and consult your tax adviser regarding any specific consequences, including state and local tax consequences, of participating in this repurchase. Generally, any tender of shares to the Fund would be treated as a taxable event and any gain or loss would be treated as a capital gain or loss, either short- or long-term, depending on the length of time the shares have been held by the shareholder. Federal tax withholding could apply to the repurchase in certain circumstances, including situations where the tendering shareholder has not submitted a valid Form W-9 (for United States persons including resident alien individuals) or Form W-8 (for non-U.S. shareholders) to the Fund.

12.       Documents in Proper Form. All questions as to validity, form, eligibility (including time and receipt) and acceptance of tenders of shares will be determined by the Fund in its sole discretion. The determination by the Fund shall be final and binding. The Fund reserves the absolute right to reject any or all tenders of shares (even if such tenders are determined to be in good and proper form) and to refuse to accept for payment, purchase, or to pay for any shares if, in the opinion of Fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The Fund also reserves the absolute right to waive any of the conditions of this offer or any defect in any tender of shares, whether generally or with respect to any particular shares or shareholders. The Fund's interpretations of the terms and conditions of this offer shall be final and binding. Unless waived, any defect or irregularity in connection with tenders of shares must be corrected within such times as the Fund shall, in its absolute discretion, decide. Tenders of shares will not be deemed to have been made until any defect or irregularity has been corrected or waived.

None of the Fund, the Fund’s adviser, the Fund’s transfer agent, the Fund's distributor, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

None of the Fund, the Fund’s adviser, the Fund’s transfer agent or the Fund's distributor is or will be obligated to ensure that your financial consultant, or any broker/dealer or any other third party through which your shares may be held or registered, submits to you this Repurchase Offer or submits your tender of shares to the Fund on your behalf.

Neither the Fund nor its Board makes any recommendation to any shareholder as to whether to tender or refrain from tendering shares. Each shareholder must make an independent decision as to whether or not to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the Fund as to whether shareholders should tender shares pursuant to this offer. No person has been authorized to give any information or to make any representations in connection with this offer other than those contained herein, contained in the Fund's prospectus or statement of additional information, or contained in the related Repurchase Request Form. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the Fund.

For additional information about this offer, contact your financial consultant.

DESTRA MULTI-ALTERNATIVE FUND

If you do not wish to sell shares at this time, please disregard this Notice.

NOTICE OF QUARTERLY REPURCHASE OFFER

IF YOU OWN THESE SHARES THROUGH A BROKER, CONTACT YOUR BROKER

June 17, 2019

Dear Destra Multi-Alternative Fund Shareholder,

The purpose of this Notice is to announce the quarterly repurchase offer for Destra Multi-Alternative Fund (the "Fund"). The Fund will offer to repurchase shares only during each regularly scheduled quarterly repurchase offer. The purpose of these quarterly repurchase offers is to provide shareholders with access to their assets and a degree of liquidity.

The repurchase offer period will begin on June 17, 2019 and end on July 18, 2019. If you wish to redeem shares, please contact your financial consultant if you own these shares through a broker-dealer or advisor. Otherwise, please complete and submit the attached Repurchase Request Form.

All Repurchase Request Forms must be completed in proper form and received by Destra Multi-Alternative Fund by 4:00 p.m., Eastern Time, on Thursday, July 18, 2019 to be effective.

For details of the offer, please refer to the attached Repurchase Offer document.

Sincerely,

Destra Multi-Alternative Fund

DESTRA MULTI-ALTERNATIVE FUND

REPURCHASE REQUEST FORM

MUST BE RECEIVED BY 4:00 P.M., EASTERN TIME, July 18, 2019.

Destra Multi-Alternative Fund

c/o Gemini Fund Services, LLC

17645 Wright Street, Suite 200

Omaha, NE 68130

Please accept this tender of shares as designated below for repurchase at a price equal to their net asset value on the Repurchase Pricing Date.

I understand that this quarterly repurchase offer is limited to five percent (5%) of the Fund's outstanding shares and that if the offer is oversubscribed, the Fund may not purchase the full amount of the shares that I am requesting, in which case the Fund will repurchase shares on a pro rata basis.

Name(s) of Registered Shareholders:

_________________________________ Account Number: _______________________________

_________________________________ Daytime Telephone Number: ______________________

Share Class Tendered (check the appropriate box):

[_] Class A
[_] Class L
[_] Class C
[_] Class I

Amount of Shares Tendered (check only ONE option and fill in number or dollar amount as appropriate):

_____ Full Tender: Please tender all shares of the class designated above in my account.

_____ Partial Tender: Please tender ___________shares of the class designated above from my account.

_____ Dollar Amount: Please tender enough shares of the class designated above to net $____________.

RETIREMENT ACCOUNTS ONLY - Withholding Notice and Election Form W-4P/OMB No. 1545-0074 Department of Treasury, Internal Revenue Service

If no withholding election is indicated below, IRS regulations require that 10% Federal income tax withholding be taken from your distributions. We encourage you to consult your accountant or tax advisor regarding your IRA distributions. Even if you elect not to have Federal income tax withheld, you are liable for payment of Federal income tax on the taxable portion of your distribution. You may be subject to tax penalties under the estimated tax payment rules if your payments of estimated tax and withholdings are not adequate.

_____Federal Income Tax Withholding is to be withheld at ____% (If a percentage is not specified, 10% will automatically be withheld)

_____ I elect NOT to have Federal Income Tax Withheld

Payment and Delivery Instructions:

Unless alternative instructions are given below, the check will be issued to the name(s) of the registered shareholders and mailed to the address of record.

Alternative mailing instructions: _____________________________________________

_____________________________________________

Medallion Signature Guarantee may be required if (i) repurchase offers are greater than or equal to $100,000; (ii) proceeds of the repurchase are to be made payable via check to someone other than the registered accounts owner; or (iii) proceeds are to be made payable as the account is registered but mailed to an address other than the address of record on the account. Please contact the Fund at 1-855-601-3841 to determine if a Medallion Signature Guarantee is necessary for your repurchase.

Signature: ____________________________ Date: _____________________

____________________________           _____________________

Signature Guarantee:

ALL signatures MUST be guaranteed by an employee of a member firm of a regional or national securities exchange or of the Financial Industry Regulatory Authority, Inc., by an employee of a commercial bank or trust company having an office, branch or agency in the United States or any other "eligible guarantor institution" as that term is defined in Rule 17 Ad-15(a)(2) of the Securities Exchange Act of 1934.

Signature Guaranteed By: ___________________________